RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 28, 2023
Disclosure of transactions between related parties [line items]
Director fees			$ 2,000,000	$ 1,000,000	$ 1,000,000
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Credit facility, maximum borrowing capacity			$ 528,000,000
Corporate borrowings		$ 3,202,000,000	3,394,000,000	3,202,000,000
Non-recourse borrowings		26,567,000,000	40,904,000,000	26,567,000,000
Proceeds from exercise of options			524,000,000	659,000,000	1,324,000,000
Australian regulated utility operation
Disclosure of transactions between related parties [line items]
Ownership interest	7.90%
Proceeds from sales of interests in associates	$ 435,000,000
Gain on sale of subsidiary	30,000,000
Reclassification adjustments on exchange differences on translation, net of tax	$ 28,000,000
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity		1,000,000,000	1,000,000,000	1,000,000,000
Non-recourse borrowings		0	$ 0	0
Revolving credit facility with Brookfield | Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis			1.90%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions			$ 401,000,000	421,000,000	394,000,000
Amounts payable, related party transactions		91,000,000	97,000,000	91,000,000
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		25,000,000	35,000,000	25,000,000
Non-recourse borrowings						$ 500,000,000
Interest expense			26,000,000
Subsidiary of Common Parent (Brookfield) | Floating interest rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis						2.00%
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			143,000,000	144,000,000	37,000,000
Revenue from rendering of services, related party transactions			20,000,000	8,000,000	10,000,000
Right-of-use assets		12,000,000	12,000,000	12,000,000
Brookfield
Disclosure of transactions between related parties [line items]
Deposit balance		0	0	0
Earned interest on deposits			0	4,000,000	$ 3,000,000
Corporate borrowings		160,000,000	110,000,000	160,000,000
Non-recourse borrowings		700,000,000	300,000,000	$ 700,000,000
Associates
Disclosure of transactions between related parties [line items]
Assets transferred to Parent		$ 310,000,000
Proceeds from exercise of options			$ 213,000,000